General and administrative expenses	6 Months Ended
Jun. 30, 2024
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
General and administrative expenses

4. General and administrative expenses

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
	€	€	€	€
Personnel expenses (Note 5)	(4,407,998)	(3,434,343)	(7,678,193)	(6,735,927)
Professional fees	(2,155,727)	(1,294,705)	(3,332,956)	(2,177,175)
Facilities, communication & office expenses	(1,466,955)	(1,419,334)	(3,147,222)	(2,910,607)
Accounting, tax and auditing fees	(850,599)	(537,961)	(2,104,685)	(897,314)
Consulting fees	(732,951)	(126,447)	(859,476)	(304,316)
Travel expenses	(399,111)	(455,717)	(1,023,140)	(778,450)
Other expenses	(1,300,726)	(504,923)	(2,967,238)	(1,301,237)
	(11,314,067)	(7,773,430)	(21,112,910)	(15,105,026)

Since 2022, the Group entered into a number of short-term rental arrangements, the expenses are included in "Other expenses".

Depreciation expense in the six months ended June 30, 2024 and 2023 was €0.1 million and €0.1 million, respectively, which related to property, plant and equipment and leases and is included in the 'Other expenses' line.